The Saratoga Advantage Trust

Class I, A, C, and S Shares

Supplement dated September 7, 2018 to the Statement of Additional Information

dated March 30, 2018 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Reference is made to the sub-heading entitled “RATINGS OF CORPORATE AND MUNICIPAL DEBT OBLIGATIONS” located on page 25 of the SAI.

Reference is made to the first paragraph in the above-referenced section.

The penultimate sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Manager or Sub-Adviser will consider such an event in determining whether the Portfolio should continue to hold the obligation and, with the exception of the James Alpha EHS Portfolio, James Alpha Event Driven Portfolio, James Alpha Total Hedge Portfolio, the James Alpha Family Office Portfolio, and the James Alpha Relative Value Portfolio, will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the Portfolio.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Class I, A, and C Shares

Supplement dated September 7, 2018 to the Statement of Additional Information dated December 29, 2017, as Amended March 7, 2018 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Reference is made to the sub-heading entitled “RATINGS OF CORPORATE AND MUNICIPAL DEBT OBLIGATIONS” located on page 24 of the SAI.

Reference is made to the first paragraph in the above-referenced section.

The third sentence in the first paragraph is deleted in its entirety and replaced with the following:

Certain Portfolios may use these ratings in determining whether to purchase, sell or hold a security.

The penultimate sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Advisers, Sub-Advisers or Managers will consider such an event in determining whether a Portfolio should continue to hold the obligation and, with the exception of the James Alpha Hedged High Income Portfolio, the James Alpha Multi Strategy Portfolio and the James Alpha Macro Portfolio, will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the Portfolio.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Class S Shares

Supplement dated September 7, 2018 to the Statement of Additional Information dated December 29, 2017 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI.

Reference is made to the sub-heading entitled “RATINGS OF CORPORATE AND MUNICIPAL DEBT OBLIGATIONS” located on page 32 of the SAI.

Reference is made to the first paragraph in the above-referenced section.

The third sentence in the first paragraph is deleted in its entirety and replaced with the following:

Certain Portfolios may use these ratings in determining whether to purchase, sell or hold a security.

The penultimate sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Advisers, Sub-Advisers or Managers will consider such an event in determining whether a Portfolio should continue to hold the obligation and, with the exception of the James Alpha Hedged High Income Portfolio, the James Alpha Multi Strategy Portfolio and the James Alpha Macro Portfolio, will dispose of such securities in order to limit the holdings of debt securities rated below investment grade to less than 5% of the assets of the Portfolio.

Please retain this supplement for future reference.